Real Estate and Accumulated Depreciation (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investment in real estate:
Balance at beginning of year	$ 14,844,319	[1]	$ 8,992,495	[1]	$ 6,336,291
Additions:
Acquisitions	2,923,251		4,525,737		1,707,421
Improvements	449,964		426,000		398,510
Conversions from loans receivable	0		0		10,070
Assumed other items, net	108,404		210,411		208,314
Assumed debt	481,598		961,928		559,508
Purchase price adjustments	0		0		0
Total additions	3,969,299		6,124,076		2,883,823
Deductions:
Cost of real estate sold	(581,696)		(250,047)		(216,300)
Reclassification of accumulated depreciation and amortization for assets held for sale	(120,236)		(10,011)		(10,372)
Impairment of assets	(29,287)		(12,194)		(947)
Total deductions	(731,219)		(272,252)		(227,619)
Foreign currency change	6,082
Balance at end of year	18,082,399	[1]	14,844,319	[1]	8,992,495	[1]
Accumulated depreciation:
Balance at beginning of year	1,194,476		836,966		677,851
Additions:
Depreciation and amortization expenses	533,585		423,605		202,543
Amortization of above market leases	7,204		6,409		2,524
Reclassification of lease commissions	0		0		0
Total additions	540,789		430,014		205,067
Deductions:
Sale of properties	(59,974)		(63,997)		(31,919)
Reclassification of accumulated depreciation and amortization for assets held for sale	(120,236)		(8,507)		(14,033)
Total deductions	(180,210)		(72,504)		(45,952)
Balance at end of year	1,555,055		1,194,476		836,966
Reconciliation of real property (Textual) [Abstract]
Aggregate cost for tax purposes for real property	$ 14,788,080		$ 13,604,448		$ 8,802,656

[1]	(3) The aggregate cost for tax purposes for real property equals $14,788,080,000, $13,604,448,000 and $8,802,656,000 at December 31, 2012, 2011 and 2010, respectively.